Financial Risk Management (Details Textual)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial risk management [Line Items]
Description of changes in objectives, policies and processes for managing risk	Carrying out a variance analysis between estimate and actual on an ongoing basis and taking stop-loss action when the adverse movements breach the 5% barrier of deviation, subject to review by Audit Committee.
Currency risk [member]
Disclosure of financial risk management [Line Items]
Percentage of strengthening in value of domestic currency due to exchange	10.00%	10.00%
Percentage of weakening in value of domestic currency	10.00%	10.00%